Property And Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Schedule of Property and Equipment

Property and equipment consisted of the following at September 30, 2017 and December 31, 2016:

	2017	2016
Office furniture	$237,853	$226,385
Building	2,760,639	2,641,211
Vehicle	221,209	211,639
Electronic equipment	13,766	6,776
Total	3,233,467	3,086,012
Less: Accumulated depreciation	(447,132)	(269,078)
Net	$2,786,335	$2,816,934

Property and equipment consisted of the following at December 31, 2016 and 2015:

	2016	2015
Office furniture	$226,385	$37,238
Building	2,641,211	2,821,560
Vehicle	211,639	150,940
Electronic equipment	6,776	8,287
Total	3,086,012	3,018,026
Less: Accumulated depreciation	(269,078)	(71,503)
Net	$2,816,934	$2,946,523